STOCKHOLDERS EQUITY - Warrants (Details)	Sep. 30, 2021 USD ($) $ / shares
12-Mar-21
Class of Stock [Line Items]
Warrants Outstanding | $	$ 285,714
Exercise Price | $ / shares	$ 3.50
15-Mar-21
Class of Stock [Line Items]
Warrants Outstanding | $	$ 571,428
Exercise Price | $ / shares	$ 3.50